BUSINESS ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of acquired assets and assumed liabilities

Consideration
Property, Plant & Equipment	$22,100
Shares	42,900
Purchase price	$65,000

Schedule of fair value assets acquired and liabilities

(Amounts in US$’s)	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments	Fair Value
Cash	$1,637	$199	$1,836
Accounts receivable	128,392	61,376	189,732
Other current assets	89,082	56,455	145,536
Property & equipment	35,595	(2,246)	33,349
Goodwill	181,478	(156,563)	24,770
Total assets	436,184	(40,779)	395,223
Assumed liabilities	371,184	56,755	314,247
Gain on acquisition	–	(15,976)	(15,976
Total Consideration for 100% of equity interests	$65,000	$–	$65,000